Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$83,364,020.87	0.2084101	$64,930,285.34	0.1623257	$18,433,735.53
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$296,014,020.87	0.2366881	$277,580,285.34	0.2219488	$18,433,735.53

Weighted Avg. Coupon (WAC)	3.13%		3.14%
Weighted Avg. Remaining Maturity (WARM)	27.08		26.22
Pool Receivables Balance	$322,778,082.94		$303,749,973.38
Remaining Number of Receivables	39,572		38,640

Adjusted Pool Balance	$314,915,716.07		$296,481,980.53

III. COLLECTIONS

Principal:
Principal Collections	$18,460,622.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$350,076.27
Total Principal Collections	$18,810,698.70

Interest:
Interest Collections	$845,408.07
Late Fees & Other Charges	$45,778.18
Interest on Repurchase Principal	$-
Total Interest Collections	$891,186.25

Collection Account Interest	$12,707.37
Reserve Account Interest	$2,285.86
Servicer Advances	$-

Total Collections	$19,716,878.18

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

IV.  DISTRIBUTIONS

Total Collections	$19,716,878.18
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,716,878.18

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$268,981.74	$-	$268,981.74	$268,981.74
	Collection Account Interest					$12,707.37
	Late Fees & Other Charges					$45,778.18
Total due to Servicer						$327,467.29

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$72,943.52		$72,943.52
	Class A-4 Notes		$146,395.92		$146,395.92

	Total Class A interest:		$219,339.44		$219,339.44	$219,339.44

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$19,017,233.45

9.	Regular Principal Distribution Amount:					$18,433,735.53

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$18,433,735.53
	Class A-4 Notes				$-
	Class A Notes Total:		$18,433,735.53		$18,433,735.53
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$18,433,735.53		$18,433,735.53

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					583,497.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,862,366.87
Beginning Period Amount	$7,862,366.87
Current Period Amortization	$594,374.03
Ending Period Required Amount	$7,267,992.85
Ending Period Amount	$7,267,992.85
Next Distribution Date Required Amount	$6,698,959.21

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.00%	6.38%	6.38%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.67%	38,127	97.92%	$297,420,718.03
30 - 60 Days	0.99%	383	1.54%	$4,685,339.68
61 - 90 Days	0.27%	104	0.42%	$1,263,553.87
91-120 Days	0.07%	26	0.13%	$380,361.80
121 + Days	0.00%	0	0.00%	$-
Total		38,640		$303,749,973.38

Delinquent Receivables 30+ Days Past Due
Current Period	1.33%	513	2.08%	$6,329,255.35
1st Preceding Collection Period	1.34%	529	2.09%	$6,741,328.98
2nd Preceding Collection Period	1.38%	562	2.11%	$7,248,604.62
3rd Preceding Collection Period	1.21%	503	1.81%	$6,588,778.31
Four-Month Average	1.31%		2.02%

Repossession in Current Period		23		$235,556.79
Repossession Inventory		76		$188,692.74

Current Charge-Offs
Gross Principal of Charge-Offs				$567,487.13
Recoveries				$(350,076.27)
Net Loss				$217,410.86

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.81%

Average Pool Balance for Current Period				$313,264,028.16

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.83%
1st Preceding Collection Period				0.99%
2nd Preceding Collection Period				0.78%
3rd Preceding Collection Period				0.50%
Four-Month Average				0.78%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		55	2,177	$31,157,238.72
Recoveries		38	1,942	$(16,893,842.05)
Net Loss				$14,263,396.67
Cumulative Net Loss as a % of Initial Pool Balance				1.10%

Net Loss for Receivables that have experienced a Net Loss *		40	1,704	$14,313,420.29
Average Net Loss for Receivables that have experienced a Net Loss				$8,399.89

Principal Balance of Extensions				$4,187,206.33
Number of Extensions				338

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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